Description of Business and Significant Accounting Policies - Capitalized Software and Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation	$ 64	$ 58	$ 55
Capitalized Software [Roll Forward]
Beginning balance	118	107	102
Capitalization	80	62	57
Amortization	(56)	(51)	(52)
Ending balance	$ 142	$ 118	$ 107
Software Development Costs, Internal Use [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, useful life	4 years
Software Development Costs, Internal Use [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, useful life	7 years
Software Development Costs, For License or Sale [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, useful life	3 years
Machinery and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years